CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 7,922	$ 7,389	$ 9,304
Cost of revenues	3,306	2,057	3,365
Gross profit	4,616	5,332	5,939
Operating expenses:
Research and development	462	386	898
Selling and marketing	3,505	4,405	5,131
General and administrative	732	1,985	1,648
Other (income) expenses	(137)	(396)	130
Total operating expenses	4,562	6,380	7,807
Operating (loss) income	54	(1,048)	(1,868)
Financial (expenses) income, net	990	(678)	(620)
Income (loss) before income tax	1,044	(1,726)	(2,488)
Income tax	(25)	(50)	(71)
Net income (loss) from continuing operations	1,019	(1,776)	(2,559)
Loss from discontinued operations	0	(189)	(2,526)
Net income (loss)	$ 1,019	$ (1,965)	$ (5,085)
Earnings (loss) per share from continuing operations:
Basic (in dollars per share)	$ 0.11	$ (0.29)	$ (0.46)
Diluted (in dollars per share)	$ 0.09	$ (0.29)	$ (0.46)
Loss per share from discontinued operations basic and diluted: (in dollars per share)	$ 0	$ (0.03)	$ (0.46)
Net earnings (loss) per share:
Basic (in dollars per share)	$ 0.11	$ (0.32)	$ (0.92)
Diluted (in dollars per share)	$ 0.09	$ (0.32)	$ (0.92)
Weighted average number of ordinary shares used in computing basic earnings (loss) per share (in shares)	9,126,327	6,177,862	5,511,948
Weighted average number of ordinary shares used in computing diluted earnings (loss) per share (in shares)	11,710,254	6,177,862	5,511,948